Accumulated Other Comprehensive Income (Loss) (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Schedule of Accumulated other comprehensive income (loss)

	Foreign Currency Translation	Net Unrealized Gain on Securities	Accumulated Other Comprehensive Income (Loss)
Balance at September 30, 2021	$(7,477)	$—	$(7,477)
Other comprehensive income (loss) before reclassifications	604	—	604
Net current period other comprehensive income (loss)	604	—	604

Balance at December 31, 2021	$(6,873)	$—	$(6,873)

Balance at September 30, 2022	$(11,482)	$2,177	$(9,305)
Other comprehensive income (loss) before reclassifications	1,887	—	1,887
Amounts reclassified from accumulated other comprehensive net income (loss)	—	(2,177)	(2,177)
Net current period other comprehensive income (loss)	1,887	(2,177)	(290)

Balance at December 31, 2022	$(9,595)	$—	$(9,595)

MARIADB CORPORATION AB [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Schedule of Accumulated other comprehensive income (loss)

	Foreign Currency Translation	Net Unrealized Gain on Securities	Accumulated Other Comprehensive Income (Loss)
Balance at September 30, 2020	$(8,131)	$—	$(8,131)
Other comprehensive income (loss)	654	—	654
Balance at September 30, 2021	$(7,477)	$—	$(7,477)
Other comprehensive income (loss)	(4,005)	2,177	(1,828)

Balance at September 30, 2022	$(11,482)	$2,177	$(9,305)